Business Segment Information (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating income (loss):
Operating income (loss)	¥ 199,821	¥ 31,772	¥ (227,783)
Other income	44,966	43,834	98,825
Other expenses	(39,774)	(48,694)	(45,997)
Consolidated income (loss) before income taxes	205,013	26,912	(174,955)
Consumer, Professional & Devices [Member]
Operating income (loss):
Operating income (loss)	2,898	(53,174)	(115,571)
Sony Ericsson [Member]
Operating income (loss):
Operating income (loss)	4,155	(34,514)	(30,255)
Networked Products & Services [Member]
Operating income (loss):
Operating income (loss)	35,569	(83,265)	(87,428)
Pictures [Member]
Operating income (loss):
Operating income (loss)	38,669	42,814	29,916
Music [Member]
Operating income (loss):
Operating income (loss)	38,927	36,513	27,843
Financial Services [Member]
Operating income (loss):
Operating income (loss)	118,818	162,492	(31,157)
All Other [Member]
Operating income (loss):
Operating income (loss)	8,554	(4,976)	3,105
Total [Member]
Operating income (loss):
Operating income (loss)	247,590	65,890	(203,547)
Corporate and elimination [Member]
Operating income (loss):
Operating income (loss)	¥ (47,769)	¥ (34,118)	¥ (24,236)